Restatement (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Restatement
Schedule of adjustment and restated amounts

Consolidated Balance Sheet

	September 30, 2013
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
ASSETS
Mineral properties	45,140	(31,450)	13,690
Deferred fees	7,313	(7,313)	—
Total noncurrent assets	53,647	(38,763)	14,884
Total assets	56,860	(38,763)	18,097
LIABILITIES AND EQUITY
Additional paid-in capital	44,119	(4,746)	39,373
Losses accumulated in the exploration stage	(145,624)	(34,017)	(179,641)
Total shareholder’s deficit	(101,501)	(38,763)	(140,264)
Total liabilities, redeemable preferred stock and shareholders’ deficit	56,860	(38,763)	18,097

Consolidated Statement of Operations

	Three months ended September 30, 2013
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	—	2,859	2,859
General and administrative	1,902	359	2,261
Off-take arrangement fee	—	(438)	(438)
Total expenses	3,652	2,780	6,432
Loss from operations	(3,652)	(2,780)	(6,432)
Net loss	(15,581)	(2,780)	(18,361)
Net loss attributable to non-controlling interest	—	—	—
Net loss attributable to Prospect Global Resources, Inc.	(15,581)	(2,780)	(18,361)
Loss per share - basic and diluted	(5.75)	(1.02)	(6.77)

Consolidated Statement of Operations

	Six Months ended September 30, 2013
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	—	4,071	4,071
General and administrative	4,691	1,075	5,766
Off-take arrangement fee	—	(438)	(438)
Total expenses	9,742	4,708	14,450
Loss from operations	(9,742)	(4,708)	(14,450)
Net loss	(14,047)	(4,708)	(18,755)
Net loss attributable to Prospect Global Resources, Inc.	(14,047)	(4,708)	(18,755)
Loss per share - basic and diluted	(6.69)	(2.22)	(8.91)

Consolidated Statement of Operations

	Inception through September 30, 2013
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	5,600	23,694	29,294
General and administrative	59,826	7,757	67,583
Off-take arrangement fee	—	7,313	7,313
Total expenses	76,443	38,764	115,207
Loss from operations	(76,443)	(38,764)	(115,207)
Net loss	(148,714)	(38,764)	(187,478)
Net loss attributable to non-controlling interest	3,090	4,747	7,837
Net loss attributable to Prospect Global Resources, Inc.	(145,624)	(34,017)	(179,641)
Loss per share - basic and diluted	(124.71)	(29.10)	(153.81)

Consolidated Statement of Cash Flows

	Six months ended September 30, 2013
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Operating activities:
Net loss	(14,047)	(4,708)	(18,755)
Stock based compensation	1,103	483	1,586
Account payable and accrued liabilities	223	(2,187)	(1,964)
Net cash used in operating activities	(3,810)	(6,412)	(10,222)

Investing activities:
Mineral properties	(6,412)	6,412	—
Net cash used in investing activities	(6,807)	6,412	(395)

Consolidated Statement of Cash Flows

	Inception through September 30, 2013
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Operating activities:
Net loss	(148,715)	(38,763)	(187,478)
Services paid for with securities	3,695	3,877	7,572
Stock based compensation	18,648	3,560	22,208
Deferred fees	(2,288)	2,288	—
Account payable and accrued liabilities	861	4,543	5,404
Net cash used in operating activities	(33,170)	(24,495)	(57,665)

Investing activities:
Mineral properties	(27,185)	24,495	(2,690)
Net cash used in investing activities	(28,686)	24,495	(4,191)

Consolidated Statement of Operations

	Three months ended September 30, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	—	5,802	5,802
General and administrative (1)	12,080	3,167	15.247
Total expenses	12,080	8,969	21,049
Loss from operations	(12,080)	(8,969)	(21,049)
Net loss	(13,951)	(8,969)	(22,920)
Net loss attributable to non-controlling interest	6	807	813
Net loss attributable to Prospect Global Resources, Inc.	(13,945)	(8,162)	(22,107)
Loss per share - basic and diluted	(0.25)	(19.96)	(20.21)

(1)         Includes warrant expense of $5,619.

Consolidated Statement of Operations

	Six Months ended September 30, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	—	11,370	11,370
General and administrative (1)	15,408	4,099	19,507
Total expenses	15,408	15,469	30,877
Loss from operations	(15,408)	(15,469)	(30,877)
Net loss	(17,279)	(15,469)	(32,748)
Net loss attributable to non-controlling interest	13	4,057	4,070
Net loss attributable to Prospect Global Resources, Inc.	(17,266)	(11,412)	(28,678)
Loss per share - basic and diluted	(0.37)	(30.04)	(30.41)

(1)         Includes warrant expense of $5,619.

Consolidated Statement of Cash Flows

	Six months ended September 30, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Operating activities
Net loss	(17,279)	(15,469)	(32,748)
Stock based compensation and warrant expense	8,228	2,454	10,682
Account payable	(249)	2,348	2,099
Accrued liabilities	980	1,680	2,660
Net cash used in operating activities	(5,719)	(8,987)	(14,706)

Investing activities
Mineral properties	(9,085)	8,987	(98)
Net cash used in investing activities	(9,481)	8,987	(494)

Consolidated Balance Sheet

	March 31, 2013
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
ASSETS
Mineral properties	39,994	(26,304)	13,690
Deferred fees	7,751	(7,751)	—
Total noncurrent assets	48,842	(34,055)	14,787
Total assets	51,062	(34,055)	17,007
SHAREHOLDER’S DEFICIT
Common stock	73	(72)	1
Additional paid-in capital	35,641	(4,674)	30,967
Losses accumulated in exploration stage	(131,577)	(29,309)	(160,886)
Total shareholder’s deficit - Prospect Global Resources, Inc.	(95,863)	(34,055)	(129,918)
Total liabilities and shareholder’s deficit	51,062	(34,055)	17,007

Consolidated Statement of Operations

	Twelve months ended March 31, 2013
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	—	18,575	18,575
General and administrative	42,737	6,353	49,090
Off-take arrangement fee	—	7,751	7,751
Total expenses	42,737	32,679	75,416
Loss from operations	(42,737)	(32,679)	(75,416)
Net loss	(51,878)	(32,679)	(84,557)
Net loss attributable to non-controlling interest	12	4,059	4,071
Net loss attributable to Prospect Global Resources, Inc.	(51,866)	(28,620)	(80,486)
Loss per share - basic and diluted	(0.90)	(68.78)	(69.68)

Consolidated Statement of Operations

	Inception through March 31, 2013
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	5,600	19,623	25,223
General and Administrative	61,102	6,681	67,783
Off-take arrangement fee	—	7,751	7,751
Total expenses	66,702	34,055	100,757
Loss from operations	(66,702)	(34,055)	(100,757)
Net loss	(134,668)	(34,055)	(168,723)
Net loss attributable to non-controlling interest	3,090	4,747	7,837
Net loss attributable to Prospect Global Resources, Inc.	(131,578)	(29,308)	(160,886)
Loss per share - basic and diluted	(3.67)	(221.03)	(224.70)

Consolidated Statement of Cash Flows

	Twelve months ended March 31, 2013
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Operating activities:
Net loss	(51,878)	(32,679)	(84,557)
Services paid for with securities	776	3,877	4,653
Stock based compensation	13,794	3,077	16,871
Deferred fees	(2,287)	2,287	—
Account payable	497	1,682	2,179
Accrued liabilities	(915)	4,578	3,663
Net cash used in operating activities	(17,645)	(17,178)	(34,823)

Investing activities:
Mineral properties	(18,777)	17,178	(1,599)
Net cash used in investing activities	(19,796)	17,178	(2,618)

Consolidated Statement of Cash Flows

	Inception through March 31, 2013
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Operating activities:
Net loss	(134,668)	(34,055)	(168,723)
Services paid for with securities	3,156	3,877	7,033
Stock based compensation	23,512	3,077	26,589
Deferred fees	(2,288)	2,288	—
Accounts payable	1,169	1,681	2,850
Accrued liabilities	(531)	5,049	4,518
Net cash used in operating activities	(29,360)	(18,083)	(47,443)

Investing activities:
Mineral properties	(20,773)	18,083	(2,690)
Net cash used in investing activities	(21,879)	18,083	(3,796)

Consolidated Balance Sheet

	March 31, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
ASSETS
Mineral properties	13,468	(1,377)	12,091
Total noncurrent assets	13,630	(1,377)	12,253
Total assets	25,784	(1,377)	24,407
SHAREHOLDER’S EQUITY
Common Stock	40	(40)	—
Additional paid-in capital	91,957	40	91,997
Losses accumulated in exploration stage	(79,711)	(688)	(80,400)
Total shareholder’s equity - Prospect Global Resources, Inc.	12,285	(688)	11,597
Non-controlling interest	7,923	(689)	7,234
Total shareholder’s equity	20,208	(1,377)	18,831
Total liabilities and shareholder’s deficit	25,784	(1,377)	24,407

Consolidated Statement of Operations

	Fiscal Year ending March 31, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	4,954	1,048	6,002
General and administrative	16,877	329	17,206
Total expenses	21,831	1,377	23,208
Loss from operations	(21,831)	(1,377)	(23,208)
Net loss	(65,580)	(1,377)	(66,957)
Net loss attributable to non-controlling interest	2,702	689	3,391
Net loss attributable to Prospect Global Resources, Inc.	(62,878)	(688)	(63,566)
Loss per share - basic and diluted	(2.24)	(111.27)	(113.51)

Consolidated Statement of Operations

	Inception through March 31, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	5,600	1,048	6,648
General and administrative	18,364	329	18,693
Total expenses	23,964	1,377	25,341
Loss from operations	(23,964)	(1,377)	(25,341)
Net loss	(82,789)	(1,377)	(84,166)
Net loss attributable to non-controlling interest	3,078	689	3,767
Net loss attributable to Prospect Global Resources, Inc.	(79,711)	(688)	(80,399)
Loss per share - basic and diluted	(3.46)	(170.96)	(174.42)

Consolidated Statement of Cash Flows

	Fiscal Year ended March 31, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Operating Activities:
Net loss	(65,580)	(1,377)	(66,957)
Accrued liabilities	299	471	770
Net cash used in operating activities	(10,443)	(906)	(11,349)

Investing Activities:
Mineral Properties	(1,949)	906	(1,043)
Net cash used in investing activities	(2,030)	906	(1,124)

Consolidated Statement of Cash Flows

	Inception through March 31, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Operating activities:
Net loss	(82,789)	(1,377)	(84,166)
Accrued liabilities	386	471	857
Net cash used in operating activities	(11,712)	(906)	(12,618)

Investing activities:
Mineral properties	(1,997)	906	(1,091)
Net cash used in investing activities	(2,086)	906	(1,180)

Consolidated Balance Sheet

	June 30, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
ASSETS
Mineral properties	20,067	(7,877)	12,190
Total noncurrent assets	20,371	(7,877)	12,494
Total assets	22,071	(7,877)	14,194
SHAREHOLDER’S EQUITY
Common stock	39	(39)	0
Additional paid-in capital	86,719	39	86,758
Losses accumulated in exploration stage	(83,032)	(3,939)	(86,971)
Total shareholder’s equity - Prospect Global Resources, Inc.	4,727	(3,938)	789
Non-controlling interest	7,915	(3,939)	3,976
Total shareholder’s equity	12,642	(7,877)	4,765
Total liabilities and shareholder’s equity	22,071	(7,877)	14,194

Consolidated Statement of Operations

	Three months ended June 30, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	—	5,568	5,568
General and administrative	3,328	932	4,260
Total expenses	3,328	6,500	9,828
Loss from operations	(3,328)	(6,500)	(9,828)
Net loss	(3,328)	(6,500)	(9,828)
Net loss attributable to non-controlling interest	7	3,250	3,257
Net loss attributable to Prospect Global Resources, Inc.	(3,321)	(3,250)	(6,571)
Loss per share - basic and diluted	(0.08)	(8.24)	(8.32)

Consolidated Statement of Operations

	Inception through June 30, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	5,600	6,616	12,216
General and administrative	21,692	1,261	22,953
Total expenses	27,292	7,877	35,169
Loss from operations	(27,292)	(7,877)	(35,169)
Net loss	(86,117)	(7,877)	(93,994)
Net loss attributable to non-controlling interest	3,085	3,939	7,024
Net loss attributable to Prospect Global Resources, Inc.	(83,032)	(3,938)	(86,970)
Loss per share - basic and diluted	(3.29)	(169.03)	(172.32)

Consolidated Statement of Cash Flows

	Three months ended June 30, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Operating activities:
Net loss	(3,328)	(6,500)	(9,828)
Accounts payable	434	1,722	2,156
Accrued liabilities	258	1,088	1,346
Net cash used in operating activities	(2,079)	(3,690)	(5,769)

Investing activities:
Mineral properties	(3,788)	3,690	(98)
Net cash used in investing activities	(8,937)	3,690	(5,247)

Consolidated Statement of Cash Flows

	Inception through June 30, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Operating activities:
Net loss	(86,117)	(7,877)	(93,994)
Accounts payable	1,106	1,723	2,829
Accrued liabilities	644	1,559	2,203
Net cash used in operating activities	(13,292)	(4,595)	(17,887)

Investing activities:
Mineral properties	(5,784)	4,595	(1,189)
Net cash used in investing activities	(11,523)	4,595	(6,928)

Consolidated Balance Sheet

	September 30, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
ASSETS
Mineral properties	29,036	(16,846)	12,190
Total noncurrent assets	29,638	(16,846)	12,792
Total assets	41,604	(16,846)	24,758
SHAREHOLDER’S DEFICIT
Common stock	55	(55)	—
Additional paid-in capital	1,275	(4,691)	(3,416)
Losses accumulated in exploration stage	(96,977)	(12,100)	(109,077)
Total shareholder’s (deficit) - Prospect Global Resources, Inc.	(95,646)	(16,846)	(112,492)
Total shareholder’s (deficit)	(95,646)	(16,846)	(112,492)
Total liabilities and shareholder’s deficit (deficit)	41,604	(16,846)	24,758

Consolidated Statement of Operations

	Three months ended September 30, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	—	5,802	5,802
General and administrative	12,080	3,167	15,247
Total expenses	12,080	8,969	21,049
Loss from operations	(12,080)	(8,969)	(21,049)
Net loss	(13,951)	(8,969)	(22,920)
Net loss attributable to non-controlling interest	6	807	813
Net loss attributable to Prospect Global Resources, Inc.	(13,945)	(8,162)	(22,107)
Loss per share - basic and diluted	(0.25)	(19.96)	(20.21)

Consolidated Statement of Operations

	Six Months ended September 30, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	—	11,370	11,370
General and administrative	15,408	4,099	19,507
Total expenses	15,408	15,469	30,877
Loss from operations	(15,408)	(15,469)	(30,877)
Net loss	(17,279)	(15,469)	(32,748)
Net loss attributable to non-controlling interest	13	4,057	4,070
Net loss attributable to Prospect Global Resources, Inc.	(17,266)	(11,412)	(28,678)
Loss per share - basic and diluted	(0.37)	(30.04)	(30.41)

Consolidated Statement of Operations

	Inception through September 30, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	5,600	12,418	18,018
General and administrative	33,771	4,428	38,199
Total expenses	39,371	16,846	56,217
Loss from operations	(39,371)	(16,846)	(56,217)
Net loss	(100,068)	(16,846)	(116,914)
Net loss attributable to non-controlling interest	3,091	4,746	7,837
Net loss attributable to Prospect Global Resources, Inc.	(96,977)	(12,100)	(109,077)
Loss per share - basic and diluted	(3.38)	(186.45)	(189.83)

Consolidated Statement of Cash Flows

	Six months ended September 30, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Operating activities
Net loss	(17,279)	(15,469)	(32,748)
Stock based compensation and warrant expense	8,228	2,454	10,682
Account payable	(249)	2,348	2,099
Accrued liabilities	980	1,680	2,660
Net cash used in operating activities	(5,719)	(8,987)	(14,706)

Investing activities
Mineral properties	(9,085)	8,987	(98)
Net cash used in investing activities	(9,481)	8,987	(494)

Consolidated Statement of Cash Flows

	Inception through September 30, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Operating Activities:
Net loss	(100,068)	(16,846)	(116,914)
Stock based compensation	17,946	2,454	20,400
Account payable	423	2,348	2,771
Accrued liabilities	1,365	2,151	3,516
Net cash used in operating activities	(17,430)	(9,893)	(27,323)

Investing Activities:
Mineral Properties	(11,082)	9,893	(1,189)
Net cash used in investing activities	(11,567)	9,893	(1,674)

Consolidated Balance Sheet

	December 31, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
ASSETS
Mineral properties	35,991	(23,802)	12,190
Deferred fees	7,751	(7,751)	—
Total noncurrent assets	44,517	(31,554)	12,963
Total assets	55,304	(31,554)	23,750
SHAREHOLDER’S DEFICIT
Common stock	73	(72)	1
Additional paid-in capital	34,265	(4,674)	29,591
Losses accumulated in exploration stage	(116,727)	(26,808)	(143,535)
Total shareholder’s deficit - Prospect Global Resources, Inc.	(82,390)	(31,554)	(113,944)
Non-controlling interest	—	—	—
Total shareholder’s deficit	(82,390)	(31,554)	(113,944)
Total liabilities and shareholder’s deficit	55,304	(31,554)	23,750

Consolidated Statement of Operations

	Three months ended December 31, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	—	5,646	5,646
General and administrative	15,110	1,309	16,419
Off-take arrangement fee	—	7,751	7,751
Total expenses	15,110	14,706	29,816
Loss from operations	(15,110)	(14,706)	(29,816)
Net loss	(19,751)	(14,706)	(34,457)
Net loss attributable to non-controlling interest	—	—	—
Net loss attributable to Prospect Global Resources, Inc.	(19,751)	(14,706)	(34,457)
Loss per share - basic and diluted	(26.49)	(0.23)	(26.80)

Consolidated Statement of Operations

	Nine Months ended December 31, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	—	17,016	17,016
General and administrative	30,518	5,408	35,926
Off-take arrangement fee	—	7,751	7,751
Total expenses	30,518	30,175	60,693
Loss from operations	(30,518)	(30,175)	(60,693)
Net loss	(37,030)	(30,175)	(67,205)
Net loss attributable to non-controlling interest	12	4,057	4,069
Net loss attributable to Prospect Global Resources, Inc.	(37,018)	(26,118)	(63,136)
Loss per share - basic and diluted	(0.70)	(59.00)	(59.70)

Consolidated Statement of Operations

	Inception through December 31, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	5,600	18,064	23,664
General and administrative	48,881	5,737	54,618
Off-take arrangement fee	—	7,751	7,751
Total expenses	54,481	31,552	86,033
Loss from operations	(54,481)	(31,552)	(86,033)
Net loss	(119,819)	(31,552)	(151,371)
Net loss attributable to non-controlling interest	3,091	4,746	7,837
Net loss attributable to Prospect Global Resources, Inc.	(119,728)	(23,806)	(143,534)
Loss per share - basic and diluted	(3.64)	(220.25)	(223.89)

Consolidated Statement of Cash Flows

	Nine months ended December 31, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Operating activities:
Net loss	(37,030)	(30,175)	(67,205)
Services paid for with securities	672	3,875	4,547
Stock based compensation	12,649	2,950	15,599
Deferred fees	(1,938)	1,938	—
Accounts payable	(1,773)	3,191	1,418
Accrued liabilities	1,781	2,780	4,561
Net cash used in operating activities	(12,650)	(15,441)	(28,091)

Investing activities:
Mineral properties	(15,539)	15,441	(98)
Net cash used in investing activities	(16,181)	15,441	(740)

Consolidated Statement of Cash Flows

	Inception through December 31, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Operating activities
Net loss	(119,819)	(31,552)	(151,371)
Services paid for with securities	3,052	3,876	6,928
Stock based compensation	22,367	2,950	25,317
Deferred fees	(1,938)	1,938	—
Accounts payable	(1,101)	3,191	2,090
Accrued liabilities	2,165	3,252	5,417
Net cash used in operating activities	(24,363)	(16,345)	(40,708)

Investing activities
Mineral properties	(17,535)	16,345	(1,190)
Net cash used in investing activities	(18,266)	16,345	(1,921)